LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES LIABILITIES
Schedule of lease liabilities

	As of December 31,
Current	2024	2023
Argentina	72,221	58,754
Abroad	2,310	3,822
	74,531	62,576
Non- current
Argentina	111,740	98,715
Abroad	26,705	31,745
	138,445	130,460
Total lease liabilities	212,976	193,036

Schedule of movements in the lease liabilities

	Years ended
	December 31,
	2024	2023
Balances at the beginning of the year	193,036	195,962
Increases (*)	215,732	156,450
Financial results, net (**)	24,260	86,889
Payments	(91,993)	(96,234)
Decreases (included RECPAM and currency translation adjustments)	(128,059)	(150,031)
At the end of the year	212,976	193,036

(*)Included in acquisitions of Rights of use.

(**)Included in Other foreign currency exchange gains (losses) and Other interests, net.